UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

    SALOMON BROTHERS
    Variable Series Funds Inc


   Semi-
   Annual
   Report
   2003

   JUNE 30, 2003

..  INVESTORS FUND


[GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                                Table of Contents

        LETTER FROM THE CHAIRMAN....................................  1

        SCHEDULE OF INVESTMENTS.....................................  2

        STATEMENT OF ASSETS AND LIABILITIES.........................  6

        STATEMENT OF OPERATIONS.....................................  7

        STATEMENTS OF CHANGES IN NET ASSETS.........................  8

        NOTES TO FINANCIAL STATEMENTS...............................  9

        FINANCIAL HIGHLIGHTS........................................ 12

        ADDITIONAL STOCKHOLDER INFORMATION.......................... 13

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman


[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 18, 2003

          Schedule of Investments
          June 30, 2003 (unaudited)



 Shares                         Security                            Value
-----------------------------------------------------------------------------
COMMON STOCK -- 92.3%
Aerospace and Defense -- 2.9%
  126,300 Honeywell International Inc........................... $  3,391,155
   49,300 United Technologies Corp..............................    3,491,919
                                                                 ------------
                                                                    6,883,074
                                                                 ------------
Banks -- 9.7%
   43,800 Bank of America Corp..................................    3,461,514
  125,000 The Bank of New York Co., Inc.........................    3,593,750
  121,500 FleetBoston Financial Corp............................    3,609,765
  150,300 U.S. Bancorp..........................................    3,682,350
   73,800 Wachovia Corp.........................................    2,949,048
   68,400 Washington Mutual, Inc................................    2,824,920
   62,600 Wells Fargo & Co......................................    3,155,040
                                                                 ------------
                                                                   23,276,387
                                                                 ------------
Chemicals -- 1.0%
   78,700 The Dow Chemical Co...................................    2,436,552
                                                                 ------------
Commercial Services and Supplies -- 0.6%
   59,200 Waste Management, Inc.................................    1,426,128
                                                                 ------------
Communications Equipment -- 5.1%
  270,000 3Com Corp. (a)........................................    1,263,600
  161,800 Comverse Technology, Inc. (a).........................    2,431,854
1,027,100 Lucent Technologies Inc. (a)..........................    2,085,013
  323,200 Motorola, Inc.........................................    3,047,776
  213,400 Nokia Oyj, Sponsored ADR..............................    3,506,162
                                                                 ------------
                                                                   12,334,405
                                                                 ------------
Computers and Peripherals -- 3.8%
  267,200 Hewlett-Packard Co....................................    5,691,360
  737,500 Sun Microsystems, Inc. (a)............................    3,392,500
                                                                 ------------
                                                                    9,083,860
                                                                 ------------
Diversified Financials -- 9.3%
   59,100 American Express Co...................................    2,470,971
    6,700 Freddie Mac...........................................      340,159
   35,700 The Goldman Sachs Group, Inc..........................    2,989,875
   88,700 J.P. Morgan Chase & Co................................    3,031,766
  151,300 MBNA Corp.............................................    3,153,092
   98,100 Merrill Lynch & Co., Inc..............................    4,579,308
   60,900 Morgan Stanley........................................    2,603,475
  123,000 Waddell & Reed Financial, Inc., Class A Shares........    3,157,410
                                                                 ------------
                                                                   22,326,056
                                                                 ------------
Diversified Telecommunication Services -- 4.3%
   57,280 AT&T Corp.............................................    1,102,640
  159,100 SBC Communications Inc................................    4,065,005
  133,500 Verizon Communications Inc............................    5,266,575
                                                                 ------------
                                                                   10,434,220
                                                                 ------------
Electric Utilities -- 1.7%
   67,900 Progress Energy, Inc..................................    2,980,810
   68,300 Xcel Energy, Inc......................................    1,027,232
                                                                 ------------
                                                                    4,008,042
                                                                 ------------
Electronic Equipment and Instruments -- 0.9%
  564,400 Solectron Corp. (a)...................................    2,110,856
                                                                 ------------


                      See Notes to Financial Statements.

Schedule of Investments
June 30, 2003 (unaudited) (continued)



Shares                        Security                            Value
---------------------------------------------------------------------------
Energy Equipment and Services -- 3.5%
110,100 ENSCO International Inc............................... $  2,961,690
 76,800 GlobalSantaFe Corp....................................    1,792,512
162,900 Transocean Inc. (a)...................................    3,578,913
                                                               ------------
                                                                  8,333,115
                                                               ------------
Food and Drug Retailing -- 2.9%
174,700 The Kroger Co. (a)....................................    2,913,996
197,000 Safeway Inc. (a)......................................    4,030,620
                                                               ------------
                                                                  6,944,616
                                                               ------------
Food Products -- 0.6%
 48,400 Kraft Foods Inc., Class A Shares......................    1,575,420
                                                               ------------
Gas Utilities -- 1.2%
149,700 NiSource Inc..........................................    2,844,300
                                                               ------------
Healthcare Providers and Services -- 1.9%
 95,900 HCA Inc...............................................    3,072,636
127,700 Tenet Healthcare Corp. (a)............................    1,487,705
                                                               ------------
                                                                  4,560,341
                                                               ------------
Hotels, Restaurants and Leisure -- 2.9%
233,600 McDonald's Corp.......................................    5,153,216
 51,800 MGM MIRAGE (a)........................................    1,770,524
                                                               ------------
                                                                  6,923,740
                                                               ------------
Household Durables -- 0.7%
 34,000 Fortune Brands, Inc...................................    1,774,800
                                                               ------------
Household Products -- 1.8%
 83,800 Kimberly-Clark Corp...................................    4,369,332
                                                               ------------
Insurance -- 5.9%
 74,500 American International Group, Inc.....................    4,110,910
 33,500 The Hartford Financial Services Group, Inc............    1,687,060
 47,200 Loews Corp............................................    2,232,088
 73,800 The St. Paul Cos., Inc................................    2,694,438
 18,700 Willis Group Holdings Ltd.............................      575,025
 34,900 XL Capital Ltd., Class A Shares.......................    2,896,700
                                                               ------------
                                                                 14,196,221
                                                               ------------
Media -- 3.9%
        Comcast Corp.:
 92,650  Class A Shares (a)...................................    2,796,177
 81,700  Special Class A Shares (a)(b)........................    2,355,411
368,700 Liberty Media Corp., Class A Shares (a)...............    4,262,172
                                                               ------------
                                                                  9,413,760
                                                               ------------
Metals and Mining -- 1.8%
173,200 Alcoa Inc.............................................    4,416,600
                                                               ------------
Multiline Retail -- 2.9%
 79,900 Federated Department Stores, Inc......................    2,944,315
106,900 Target Corp...........................................    4,045,096
                                                               ------------
                                                                  6,989,411
                                                               ------------
Oil and Gas -- 5.1%
 93,800 BP PLC, Sponsored ADR.................................    3,941,476
 30,300 ChevronTexaco Corp....................................    2,187,660
 59,900 Royal Dutch Petroleum Co., NY Shares..................    2,792,538
 45,100 TotalFinaElf S.A., Sponsored ADR......................    3,418,580
                                                               ------------
                                                                 12,340,254
                                                               ------------


                      See Notes to Financial Statements.

Schedule of Investments
June 30, 2003 (unaudited) (continued)


  Shares                          Security                             Value
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.5%
     99,400 International Paper Co................................ $   3,551,562
                                                                   -------------
Pharmaceuticals -- 6.0%
     89,100 Bristol-Myers Squibb Co...............................     2,419,065
    154,860 Pfizer Inc............................................     5,288,469
    182,300 Schering-Plough Corp..................................     3,390,780
     74,200 Wyeth.................................................     3,379,810
                                                                   -------------
                                                                      14,478,124
                                                                   -------------
Real Estate -- 1.5%
    139,300 Equity Office Properties Trust........................     3,762,493
                                                                   -------------
Semiconductor Equipment and Products -- 0.8%
      7,100 ASML Holding N.V. (a).................................        67,876
    113,500 LSI Logic Corp. (a)...................................       803,580
    100,700 Micron Technology, Inc. (a)...........................     1,171,141
                                                                   -------------
                                                                       2,042,597
                                                                   -------------
Software -- 0.6%
     49,400 VERITAS Software Corp. (a)............................     1,416,298
                                                                   -------------
Specialty Retail -- 2.0%
     64,600 The Gap, Inc..........................................     1,211,896
    106,700 The Home Depot, Inc...................................     3,533,904
                                                                   -------------
                                                                       4,745,800
                                                                   -------------
Tobacco -- 3.9%
    151,400 Altria Group, Inc.....................................     6,879,616
     66,200 R.J. Reynolds Tobacco Holdings, Inc...................     2,463,302
                                                                   -------------
                                                                       9,342,918
                                                                   -------------
Wireless Telecommunication Services -- 1.6%
    467,500 AT&T Wireless Services Inc. (a).......................     3,838,175
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost -- $219,653,610)................................   222,179,457
                                                                   -------------
PREFERRED STOCK -- 1.7%
Media -- 1.7%
    159,700 The News Corp. Ltd., Sponsored ADR
            (Cost -- $3,943,147)..................................     4,000,485
                                                                   -------------

   Face
  Amount
-----------
REPURCHASE AGREEMENT -- 6.0%
$14,543,000 State Street Bank and Trust Co., 1.000% due 7/1/03;
            Proceeds at maturity -- $14,543,404; (Fully
            collateralized by U.S. Treasury Bonds, 7.250% to
            8.125% due 5/15/16 to 8/15/19; Market
            value -- $14,836,231) (Cost -- $14,543,000)...........    14,543,000
                                                                   -------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $238,139,757*)...............................  $240,722,942
                                                                   =============

--------
(a)Non-income producing security.
(b)All or a portion of this security is on loan (See Note 5).
 * Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt



                      See Notes to Financial Statements.

          Loaned Securities Collateral
          June 30, 2003 (unaudited)



   Face
  Amount                       Security                         Value
------------------------------------------------------------------------
$1,521,000 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $1,521,000).............. $1,521,000
                                                              ==========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)

ASSETS:
  Investments, at value (Cost -- $238,139,757)......................... $240,722,942
  Loaned securities collateral, at value (Cost -- $1,521,000) (Note 5).    1,521,000
  Cash.................................................................          674
  Receivable for securities sold.......................................    2,921,283
  Dividends and interest receivable....................................      505,929
                                                                        ------------
  Total Assets.........................................................  245,671,828
                                                                        ------------
LIABILITIES:
  Payable for securities purchased.....................................    2,737,092
  Payable for loaned securities collateral (Note 5)....................    1,521,000
  Management fee payable...............................................      135,258
  Administration fee payable...........................................        9,661
  Accrued expenses.....................................................       47,908
                                                                        ------------
  Total Liabilities....................................................    4,450,919
                                                                        ------------
Total Net Assets....................................................... $241,220,909
                                                                        ============
NET ASSETS:
  Par value of capital shares.......................................... $     21,683
  Capital paid in excess of par value..................................  286,941,929
  Undistributed net investment income..................................    1,904,489
  Accumulated net realized loss from investment transactions...........  (50,230,377)
  Net unrealized appreciation of investments...........................    2,583,185
                                                                        ------------
Total Net Assets....................................................... $241,220,909
                                                                        ============
Shares Outstanding.....................................................   21,682,700
                                                                        ------------
Net Asset Value, per share.............................................       $11.13
                                                                        ------------



                      See Notes to Financial Statements.

          Statement of Operations

          For the Six Months Ended June 30, 2003 (unaudited)

INVESTMENT INCOME:
  Dividends...................................................................... $  2,548,285
  Interest.......................................................................      179,149
  Less: Foreign withholding tax..................................................      (39,686)
                                                                                  ------------
  Total Investment Income........................................................    2,687,748
                                                                                  ------------
EXPENSES:
  Management fee (Note 2)........................................................      749,061
  Administration fee (Note 2)....................................................       53,504
  Shareholder communications.....................................................       22,550
  Audit and legal................................................................       19,119
  Custody........................................................................       11,220
  Directors' fees................................................................        4,216
  Amortization of deferred organization costs....................................          812
  Registration fees..............................................................          284
  Shareholder servicing fees.....................................................          100
  Other..........................................................................        4,958
                                                                                  ------------
  Total Expenses.................................................................      865,824
                                                                                  ------------
Net Investment Income............................................................    1,821,924
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding short-term investments):
   Proceeds from sales...........................................................   53,186,306
   Cost of securities sold.......................................................   65,222,330
                                                                                  ------------
  Net Realized Loss..............................................................  (12,036,024)
                                                                                  ------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period...........................................................  (37,796,053)
   End of period.................................................................    2,583,185
                                                                                  ------------
  Increase in Net Unrealized Appreciation........................................   40,379,238
                                                                                  ------------
Net Gain on Investments..........................................................   28,343,214
                                                                                  ------------
Increase in Net Assets From Operations........................................... $ 30,165,138
                                                                                  ============



                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002


                                                        2003          2002
                                                    ------------  ------------
 OPERATIONS:
  Net investment income............................ $  1,821,924  $  2,962,543
  Net realized loss................................  (12,036,024)  (29,807,288)
  Increase (decrease) in net unrealized
    appreciation...................................   40,379,238   (42,087,619)
                                                    ------------  ------------
  Increase (Decrease) in Net Assets From
    Operations.....................................   30,165,138   (68,932,364)
                                                    ------------  ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................           --    (2,866,363)
                                                    ------------  ------------
  Decrease in Net Assets From Distributions to
    Shareholders...................................           --    (2,866,363)
                                                    ------------  ------------
 FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares.................   14,160,220    76,949,107
  Net asset value of shares issued for
    reinvestment of dividends......................           --     2,866,363
  Cost of shares reacquired........................  (18,312,341)  (47,745,889)
                                                    ------------  ------------
  Increase (Decrease) in Net Assets From Fund
    Share Transactions.............................   (4,152,121)   32,069,581
                                                    ------------  ------------
 Increase (Decrease) in Net Assets.................   26,013,017   (39,729,146)
 NET ASSETS:
  Beginning of period..............................  215,207,892   254,937,038
                                                    ------------  ------------
  End of period*................................... $241,220,909  $215,207,892
                                                    ============  ============
 * Includes undistributed net investment income of:   $1,904,489       $82,565
                                                    ============  ============



                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Organization and Significant Accounting Policies

Salomon Brothers Variable Investors Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek long-term growth of capital and secondarily current income. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Variable Large Cap Growth Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of original issue or market discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.70% of its average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements
(unaudited) (continued)


Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates received brokerage commissions of $24,829.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases.............................................. $37,705,638
                                                        ===========
Sales.................................................. $53,186,306
                                                        ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation.......................... $ 23,091,669
Gross unrealized depreciation..........................  (20,508,484)
                                                        ------------
Net unrealized appreciation............................ $  2,583,185
                                                        ============

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

Notes to Financial Statements
(unaudited) (continued)



5. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $1,469,793. The Fund received cash collateral amounting to $1,521,000 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $11,164.

6. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $2,773. Since the line of credit was established there have been no borrowings.

7. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                                   Six Months Ended    Year Ended
                                                    June 30, 2003   December 31, 2002
                                                   ---------------- -----------------
Shares sold.......................................     1,395,438        6,502,032
Shares issued on reinvestment of dividends........            --          297,959
Shares reacquired.................................    (1,883,836)      (4,567,250)
                                                      ----------       ----------
Net Increase (Decrease)...........................      (488,398)       2,232,741
                                                      ==========       ==========

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2003, the Fund had not issued any Class II shares.

          Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                2003(1)      2002       2001      2000      1999    1998(2)
                                              --------    --------   --------   --------  -------  -------
Net Asset Value, Beginning of Period.........   $ 9.71      $12.79     $13.59     $12.23   $11.01   $10.00
                                              --------    --------   --------   --------  -------  -------
Income (Loss) From Operations:
 Net investment income (3)...................     0.08        0.14       0.09       0.10     0.06     0.05
 Net realized and unrealized gain (loss).....     1.34       (3.09)     (0.64)      1.77     1.22     1.01
                                              --------    --------   --------   --------  -------  -------
Total Income (Loss) From Operations..........     1.42       (2.95)     (0.55)      1.87     1.28     1.06
                                              --------    --------   --------   --------  -------  -------
Less Distributions From:
 Net investment income.......................       --       (0.13)     (0.09)     (0.10)   (0.06)   (0.05)
 Net realized gains..........................       --          --      (0.16)     (0.41)      --       --
 Capital.....................................       --          --         --         --       --    (0.00)*
                                              --------    --------   --------   --------  -------  -------
Total Distributions..........................       --       (0.13)     (0.25)     (0.51)   (0.06)   (0.05)
                                              --------    --------   --------   --------  -------  -------
Net Asset Value, End of Period...............   $11.13      $ 9.71     $12.79     $13.59   $12.23   $11.01
                                              ========    ========   ========   ========  =======  =======
Total Return (4).............................    14.62%++   (23.05)%    (4.15)%    15.24%   11.65%   10.55%++
Net Assets, End of Period (000s)............. $241,221    $215,208   $254,937   $142,330  $52,542  $13,038
Ratios to Average Net Assets:
 Expenses (3)(5).............................     0.81%+      0.81%      0.82%      0.91%    0.98%    1.00%+
 Net investment income.......................     1.70+       1.23       0.92       1.10     0.91     1.14+
Portfolio Turnover Rate......................       18%         51%        40%        65%      51%      62%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period February 17, 1998 (commencement of operations) to December 31, 1998.
(3) SBAM has waived all or a portion of its management fees for the year ended December 31, 1999 and the period ended
    December 31, 1998. In addition, SBAM reimbursed the Fund for $17,030 in expenses for the period ended December 31, 1998. If such fees were not waived or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                              Decreases to Net  Expense Ratios Without
                              Investment Income   Fee Waivers and/or
                                  Per Share     Expense Reimbursements
                              ----------------- ----------------------
          1999...............       $0.01                1.15%
          1998...............        0.04                2.07+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0     894,537
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0      27,282
 Salomon Brothers Variable Investors Fund....... 20,597,476    0     967,346
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0      24,219
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0     119,587
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0     353,962
 Salomon Brothers Variable Total Return Fund....  8,351,846    0     112,940

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
    Chairman, President and
    Chief Executive Officer
LEWIS E. DAIDONE
    Executive Vice President and
    Chief Administrative Officer
ALAN J. BLAKE
    Executive Vice President
JAMES E. CRAIGE, CFA
    Executive Vice President
JOHN B. CUNNINGHAM, CFA
    Executive Vice President
JOHN G. GOODE
    Executive Vice President
PETER J. HABLE
    Executive Vice President
ROGER M. LAVAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
PETER J. WILBY, CFA
    Executive Vice President
GEORGE J. WILLIAMSON
    Executive Vice President
ANDREW BEAGLEY
    Vice President and Chief
    Anti-Money Laundering
    Compliance Officer
FRANCES M. GUGGINO
    Controller
CHRISTINA T. SYDOR
    Secretary

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.




[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003